AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2020
	Principal Amount	Value
Corporate Bonds and Notes - 46.3%
Financials - 11.7%
Aircastle, Ltd. 5.000%, 04/01/23	$301,000	$294,229
Ally Financial, Inc. 8.000%, 11/01/31	250,000	291,063
American Tower Corp. 4.400%, 02/15/26	302,000	317,197
Boston Properties, LP 3.400%, 06/21/29	313,000	301,649
CIT Group, Inc. 6.125%, 03/09/28	280,000	265,592
Crown Castle International Corp. 4.300%, 02/15/29	305,000	316,637
Equinix, Inc. 3.200%, 11/18/29	342,000	319,924
The Goldman Sachs Group, Inc. 3.500%, 11/16/26	474,000	481,989
Iron Mountain US Holdings, Inc. 5.375%, 06/01/26[1]	161,000	163,985
JPMorgan Chase & Co. 2.950%, 10/01/26	314,000	324,672
National Rural Utilities Cooperative Finance Corp., MTN 3.250%, 11/01/25	310,000	337,282
Visa, Inc. 4.300%, 12/14/45	289,000	365,443

Total Financials		3,779,662
Industrials - 33.6%
Advocate Health & Hospitals Corp. 3.829%, 08/15/28	300,000	329,862
AECOM 5.875%, 10/15/24	294,000	289,224
AT&T, Inc. 4.250%, 03/01/27	304,000	323,556
Ball Corp. 4.875%, 03/15/26	152,000	158,924
Berry Global, Inc. 5.625%, 07/15/27[1]	160,000	166,511
CDW LLC / CDW Finance Corp.
5.000%, 09/01/25	25,000	25,914
5.500%, 12/01/24[2]	276,000	289,398

Charter Communications Operating LLC / Charter Communications Operating Capital 4.908%, 07/23/25	319,000	339,256
Comcast Corp. 4.150%, 10/15/28	456,000	513,093
CommonSpirit Health 3.347%, 10/01/29	329,000	311,002
	Principal Amount	Value

Crown Americas LLC / Crown Americas Capital Corp. IV 4.500%, 01/15/23	$238,000	$242,158
Crown Americas LLC / Crown Americas Capital Corp. V 4.250%, 09/30/26	77,000	76,503
CVS Health Corp. 5.125%, 07/20/45	286,000	330,535
Dell, Inc. 7.100%, 04/15/28	135,000	130,753
Elanco Animal Health, Inc. 5.650%, 08/28/28	305,000	322,208
Fidelity National Information Services, Inc. Series 10Y 4.250%, 05/15/28	278,000	307,637
The George Washington University Series 2018 4.126%, 09/15/48	461,000	460,389
HCA, Inc. 5.375%, 02/01/25	297,000	305,540
Kaiser Foundation Hospitals 3.150%, 05/01/27	334,000	344,162
Lennar Corp. 4.750%, 05/30/25	154,000	148,033
Lowe's Cos., Inc. 4.000%, 04/15/25	295,000	315,547
McDonald's Corp., MTN 3.700%, 01/30/26	302,000	316,530
Microsoft Corp. 3.750%, 02/12/45	158,000	191,016
Murphy Oil USA, Inc. 5.625%, 05/01/27	166,000	164,065
Netflix, Inc. 4.375%, 11/15/26	155,000	158,185
Newell Brands, Inc. 4.200%, 04/01/26	318,000	312,948
Nokia Oyj (Finland) 4.375%, 06/12/27	162,000	158,039
Northrop Grumman Corp. 3.200%, 02/01/27[2]	327,000	340,557
Oracle Corp. 2.500%, 04/01/25	317,000	320,367
Parker-Hannifin Corp. 3.250%, 06/14/29	318,000	322,406
PulteGroup, Inc.
5.000%, 01/15/27	147,000	147,701
5.500%, 03/01/26	165,000	163,421

RELX Capital, Inc. 4.000%, 03/18/29	305,000	315,483
Sprint Corp. 7.125%, 06/15/24	296,000	326,756

AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 33.6% (continued)

Sysco Corp. 2.400%, 02/15/30[2]	$407,000	$336,116
T-Mobile USA, Inc., Contingent Value Bond 0.000%, *,3,4	207,000	20,214
Toll Brothers Finance Corp. 4.375%, 04/15/23	169,000	162,028
Twitter, Inc. 3.875%, 12/15/27[1]	165,000	159,947
United Rentals North America, Inc. 6.500%, 12/15/26	150,000	153,082
United Technologies Corp. 3.950%, 08/16/25	305,000	333,566
Verizon Communications, Inc. 3.875%, 02/08/29	322,000	356,894
Waste Management, Inc. 3.450%, 06/15/29	306,000	314,467

Total Industrials		10,803,993
Utilities - 1.0%
Northern States Power Co. 2.900%, 03/01/50	348,000	332,670

Total Corporate Bonds and Notes (Cost $15,060,765)		14,916,325
Municipal Bonds - 8.1%
California State General Obligation, School Improvements 7.550%, 04/01/39	440,000	715,713
County of Miami-Dade FL Aviation Revenue, Series C 4.280%, 10/01/41	460,000	491,758
JobsOhio Beverage System, Series B 3.985%, 01/01/29	295,000	302,971
JobsOhio Beverage System, Series B 4.532%, 01/01/35	5,000	5,998
Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	370,000	476,023
Metropolitan Transportation Authority, Transit Improvement 6.668%, 11/15/39	220,000	287,580
University of California, University & College Improvements, Series BD 3.349%, 07/01/29	305,000	332,185

Total Municipal Bonds (Cost $2,504,401)		2,612,228
U.S. Government and Agency Obligations - 42.5%
Fannie Mae - 27.5%
FNMA
2.500%, 11/01/34	167,736	174,605
	Principal Amount	Value

FNMA
3.000%, 06/01/32 to 03/01/47	$1,010,602	$1,066,433
3.500%, 11/01/42 to 03/01/46	1,253,162	1,345,593
4.000%, 12/01/33 to 07/01/49	3,355,832	3,614,608
4.500%, 01/01/40 to 07/01/49	2,188,256	2,395,396
5.000%, 11/01/43	244,219	272,132

Total Fannie Mae		8,868,767
Freddie Mac - 9.5%
FHLMC
2.500%, 11/01/34	140,489	146,376
5.000%, 10/01/36	905,670	1,008,869
FHLMC Gold Pool
3.000%, 01/01/43	342,484	362,741
3.500%, 02/01/30 to 05/01/44	449,973	479,148
FHLMC Multifamily Structured Pass Through Certificates
Series K071, Class A2 3.286%, 11/25/27	611,000	703,711
Series K076, Class A2 3.900%, 04/25/28	291,000	347,638

Total Freddie Mac		3,048,483
U.S. Treasury Obligations - 5.5%
United States Treasury Bonds
3.500%, 02/15/39	193,000	275,033
4.500%, 02/15/36	966,000	1,481,791

Total U.S. Treasury Obligations		1,756,824

Total U.S. Government and Agency Obligations (Cost $12,954,693)		13,674,074
Short-Term Investments - 6.8%
Joint Repurchase Agreements - 2.8%[5]
Deutsche Bank Securities, Inc., dated 03/31/20, due 04/01/20, 0.020% total to be received $908,625 (collateralized by various U.S. Government Agency Obligations, 2.500% - 6.000%, 04/15/20 - 07/01/50, totaling $926,796)	908,624	908,624

	Shares
Other Investment Companies - 4.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.29%[6]	420,268	420,268
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.39%[6]	420,268	420,268
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.35%[6]	433,004	433,004

Total Other Investment Companies		1,273,540

Total Short-Term Investments (Cost $2,182,164)		2,182,164
Total Investments - 103.7% (Cost $32,702,023)		33,384,791

AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
Value

Other Assets, less Liabilities - (3.7)%	$(1,183,774)
Net Assets - 100.0%	$32,201,017

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2020, the value of these securities amounted to $490,443 or 1.5% of net assets.
[2]	Some of these securities, amounting to $870,581 or 2.7% of net assets, were out on loan to various borrowers and are collateralized by cash. See below for more information.
[3]	Escrow shares
[4]	Security's value was determined by using significant unobservable inputs.
[5]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[6]	Yield shown represents the March 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

FHLMC	Freddie Mac
FNMA	Fannie Mae
MTN	Medium-Term Note
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes
Industrials	—	$10,783,779	$20,214	$10,803,993
Financials	—	3,779,662	—	3,779,662
Utilities	—	332,670	—	332,670
Municipal Bonds†	—	2,612,228	—	2,612,228
U.S. Government and Agency Obligations†	—	13,674,074	—	13,674,074
Short-Term Investments
Joint Repurchase Agreements	—	908,624	—	908,624
Other Investment Companies	$1,273,540	—	—	1,273,540
Total Investments in Securities	$1,273,540	$32,091,037	$20,214	$33,384,791

†	All municipal bonds, and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds, and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
At March 31, 2020, the Level 3 corporate bond was received as a result of a corporate action on June 12, 2019. The security's value was determined by using significant unobservable inputs.
For the period ended March 31, 2020, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$870,581	$908,624	—	$908,624
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.